Net income (loss) per share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)		¥ (486,656)	$ (70,559)		¥ 583,499		¥ 884,158
Numerator for basic and diluted net income per share		¥ (486,656)	$ (70,559)		¥ 583,499		¥ 884,158
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding		241,437,842	241,437,842		238,198,117		227,081,238
—Diluted effect of share options		0	0		497,861		8,076,339
—Diluted effect of restricted share units		0	0		3,094,467		3,474,036
Denominator for diluted calculation		241,437,842	241,437,842		241,790,445		238,631,613
Earnings Per Share, Basic, Other Disclosure [Abstract]
—Basic | (per share)		¥ (2.02)	$ (0.29)	[1]	¥ 2.45	[1]	¥ 3.89	[1]
Earnings Per Share, Diluted, Other Disclosure [Abstract]
—Diluted | (per share)		¥ (2.02)	$ (0.29)	[1]	¥ 2.41	[1]	¥ 3.71	[1]
ADS [Member]
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding		241,437,842	241,437,842		238,198,117		227,081,238
Denominator for diluted calculation		241,437,842	241,437,842		241,790,445		238,631,613
Earnings Per Share, Basic, Other Disclosure [Abstract]
—Basic | (per share)	[1]	¥ (2.02)	$ (0.29)		¥ 2.45		¥ 3.89
Earnings Per Share, Diluted, Other Disclosure [Abstract]
—Diluted | (per share)	[1]	¥ (2.02)	$ (0.29)		¥ 2.41		¥ 3.71

[1]	Each ADS represents one Class A ordinary share.